INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (53,007)	$ (151,878)	$ (85,150)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense	$ (12,192)	$ (34,932)	$ (19,585)
Deferred tax assets for which valuation allowance was provided	40,520	29,485	10,390
Non-deductible option expenses	(2,245)	(5,529)	(443)
Non-deductible expenses	(1,202)	627	2,280
Tax adjustment in respect of different tax rate of foreign subsidiary	4,171	345	(256)
Preferred enterprise benefits	37,001	23,700	8,163
Rate change impact	0	(57)	(93)
Intra-entity intellectual property transfer	(3,913)	0	196
Different tax rate	0	372	573
Foreign Tax	0	0	102
Uncerain tax positions	416	0	0
Other	1,646	978	1,270
Income tax expenses	$ 64,202	$ 14,989	$ 2,598